Segment Information - Schedule of Geographic Regions (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Geographic Regions [Line Items]
Revenue	$ 79,493	$ 106,106	$ 166,553	$ 222,855
Satellites, property and other equipment	3,067,722		3,067,722		$ 2,716,708
Intangible assets	428,877		428,877		442,278
Other long-term assets	324,562		324,562		368,657
Canada [Member]
Schedule of Geographic Regions [Line Items]
Revenue	39,277	56,247	84,309	114,787
Satellites, property and other equipment	2,819,038		2,819,038		2,464,818
Intangible assets	416,164		416,164		428,909
Other long-term assets	298,083		298,083		343,059
United States [Member]
Schedule of Geographic Regions [Line Items]
Revenue	27,138	32,229	55,609	70,808
Satellites, property and other equipment	11,823		11,823		12,276
Intangible assets	4,785		4,785		5,426
Other long-term assets	26,479		26,479		25,598
Europe, Middle East & Africa [Member]
Schedule of Geographic Regions [Line Items]
Revenue	5,648	7,091	11,374	14,681
Satellites, property and other equipment	6,850		6,850
Latin America & Caribbean [Member]
Schedule of Geographic Regions [Line Items]
Revenue	5,560	7,573	11,382	15,123
Intangible assets	7,928		7,928		7,943
Asia & Australia [Member]
Schedule of Geographic Regions [Line Items]
Revenue	1,870	$ 2,966	3,879	$ 7,456
United Kingdom [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	226,867		226,867		238,478
All Others [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	$ 3,144		$ 3,144		$ 1,136